Other Financial Assets and Liabilities - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Derivatives liabilities held for trading	₩ 105,810	₩ 132,011
Derivative financial liabilities for hedging	13,862	3
K Bank Inc.
Disclosure of financial liabilities [line items]
Derivative financial liabilities for hedging	₩ 105,378	₩ 131,630